FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023
Derivative [Line Items]
Credit adjustment spread		0.0026
Derivative instrument 2.45%, weighted average rate
Derivative [Line Items]
Notional principal	$ 841,000
Weighted average fixed interest rate	2.45%
Derivative instrument 1.00%, weighted average rate
Derivative [Line Items]
Notional principal	$ 110,000
Weighted average fixed interest rate	1.00%
Derivative instrument 4.43%, weighted average rate
Derivative [Line Items]
Notional principal	$ 281,000
Weighted average fixed interest rate	4.43%